ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Argentine Central Bank
Disclosure of restricted assets [line items]
Escrow Accounts	$ 298,244,541	$ 289,395,552
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of restricted assets [line items]
Escrow Accounts	113,383,547	119,865,239
Naranja Digital Compañía Financiera S.A.U.
Disclosure of restricted assets [line items]
Escrow Accounts	$ 29,428,259	$ 101,338,483